CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 996,347	$ 137,300	¥ 941,168	¥ 868,687
Cost of revenue	(598,285)	(82,446)	(586,323)	(549,695)
Product development expenses	(57,151)	(7,876)	(52,256)	(56,744)
Sales and marketing expenses	(144,021)	(19,847)	(115,141)	(103,496)
General and administrative expenses	(44,239)	(6,096)	(41,985)	(42,183)
Amortization and impairment of intangible assets	(6,336)	(873)	(21,592)	(13,504)
Impairment of goodwill	(6,171)	(850)	(10,521)	(2,714)
Other gains, net	761	105	0	0
Income from operations	140,905	19,417	113,350	100,351
Interest and investment income, net	20,759	2,861	(9,964)	(11,071)
Interest expense	(9,596)	(1,323)	(7,947)	(5,918)
Other income, net	3,387	467	6,157	5,823
Income before income tax and share of results of equity method investees	155,455	21,422	101,596	89,185
Income tax expenses	(35,445)	(4,884)	(22,529)	(15,549)
Share of results of equity method investees	5,966	822	(7,735)	(8,063)
Net income	125,976	17,360	71,332	65,573
Net loss attributable to noncontrolling interests	4,133	569	8,677	7,210
Net income attributable to Alibaba Group Holding Limited	130,109	17,929	80,009	72,783
Accretion of mezzanine equity	(639)	(88)	(268)	(274)
Net income attributable to ordinary shareholders	¥ 129,470	$ 17,841	¥ 79,741	¥ 72,509
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 6.89	$ 0.95	¥ 3.95	¥ 3.46
Diluted | (per share)	6.7	0.92	3.91	3.43
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	55.12	7.6	31.61	27.65
Diluted | (per share)	¥ 53.59	$ 7.38	¥ 31.24	¥ 27.46
Weighted average number of shares used in computing earnings per share (million shares)
Basic	18,791	18,791	20,182	20,980
Diluted	19,318	19,318	20,359	21,114